Share Capital - Net Income per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share Capital , Reserves, Other Equity Interest, Share-Based Payment Arrangements And Earnings Per Share [Abstract]
Weighted average number of common shares outstanding (in shares)	103,683,274	103,106,305
Dilutive effects of Stock options (in shares)	178,109	0
Dilutive effects of Share units (in shares)	270,886	0
Weighted average number of diluted common shares outstanding (in shares)	104,132,269	103,106,305
Net income (loss) attributable to owners of the Company	$ 263,723	$ (68,475)
Basic net income per share (in usd per share)	$ 2.54	$ (0.66)
Diluted net income per share (in usd per share)	$ 2.53	$ (0.66)
Stock options
Earnings per share [line items]
Antidilutive securities (in shares)	669,855	1,734,607